Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Additional Compensation Policies and Practices

Policies and Practices Related to the Grant of Equity Awards Close in Time to the Release of Material Nonpublic Information

From time to time, we grant equity awards to our employees, including our NEOs. Historically, we have granted new-hire option awards on the first day of the month following a new hire’s employment start date. We have also historically granted annual refresh employee and executive equity awards in February of each fiscal year at the first regularly scheduled meeting of the Compensation Committee or the Board, respectively. Non-employee directors receive an initial grant of stock option awards at the time of appointment to our Board and thereafter receive deferred settlement restricted stock units granted at the same time as the annual refresh grants, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Director Compensation—Cash and Equity Compensation” below. We do not otherwise maintain any written policies on the timing of equity awards. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of equity awards and does not seek to time the award of equity grants in relation to the Company’s public disclosure of MNPI. Because the Compensation Committee has a practice of generally granting stock options on the first day of the month and annually at its first meeting of each new year, the Compensation Committee generally does not take MNPI into account when determining the timing of awards and it does not seek to time the award of equity grants in relation to our public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	Historically, we have granted new-hire option awards on the first day of the month following a new hire’s employment start date. We have also historically granted annual refresh employee and executive equity awards in February of each fiscal year at the first regularly scheduled meeting of the Compensation Committee or the Board, respectively.the Compensation Committee has a practice of generally granting stock options on the first day of the month and annually at its first meeting of each new year,
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false